UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Brenner West Capital Advisors, LLC
Address: 110 East 42nd Street
         Suite 1419
         New York, NY  10017

13F File Number:  028-12905

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Craig Nerenberg
Title:     Managing Member
Phone:     212-801-1251

Signature, Place, and Date of Signing:

 /s/     Craig Nerenberg     New York, NY/USA     May 16, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    14

Form 13F Information Table Value Total:    $133,115 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFC ENTERPRISES INC            COM              00104Q107    10677   705706 SH       SOLE                   705706        0        0
COGENT COMM GROUP INC          COM NEW          19239V302     2150   150870 SH       SOLE                   150870        0        0
ENZON PHARMACEUTICALS INC      COM              293904108    10571   969796 SH       SOLE                   969796        0        0
HOWARD HUGHES CORP             COM              44267D107     3753    53130 SH       SOLE                    53130        0        0
IAC INTERACTIVECORP            COM PAR $.001    44919P508     3299   106725 SH       SOLE                   106725        0        0
LIBERTY GLOBAL INC             COM SER A        530555101     7902   190830 SH       SOLE                   190830        0        0
LIBERTY MEDIA CORP NEW         CAP COM SER A    53071M302    18882   256306 SH       SOLE                   256306        0        0
MACQUARIE INFRASTR CO LLC      MEMBERSHIP INT   55608B105    12466   522475 SH       SOLE                   522475        0        0
NORDION INC                    COM              65563C105     3509   296910 SH       SOLE                   296910        0        0
STAGE STORES INC               COM NEW          85254C305     1290    67100 SH       SOLE                    67100        0        0
WEB COM GROUP INC              COM              94733A104    15115  1037022 SH       SOLE                  1037022        0        0
WILLIAMS COS INC DEL           COM              969457100    26507   850115 SH       SOLE                   850115        0        0
WILLIS GROUP HOLDINGS PUBLIC   SHS              G96666105    10179   252210 SH       SOLE                   252210        0        0
YAHOO INC                      COM              984332106     6815   408595 SH       SOLE                   408595        0        0